Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000260349 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[1],[2]
C000260349 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1],[3]
C000260349 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[1],[3]
C000260349 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%	[1],[3]
C000260349 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1],[3]
C000260349 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%	[1],[3],[4]
C000260349 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000260349 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
C000260349 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000260349 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000260349 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000260349 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	16.30%	[1]
C000260349 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000260349 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000260349 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
C000260349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	37.20%	[1]
C000263289 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	54.50%	[5],[6]
C000263289 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5],[7]
C000263289 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[5],[7]
C000263289 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[5],[7]
C000263289 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5],[7]
C000263289 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[5],[7]
C000263289 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5],[7]
C000263289 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[5],[7]
C000263289 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5],[7]
C000263289 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000263289 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000263289 [Member] | HUNGARY
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000263289 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000263289 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000263289 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000263289 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000263289 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.80%	[5]
C000263289 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.90%	[5]
C000263289 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[5]	Excludes money market funds.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.